Significant Accounting Policies (Details) - Schedule of Ordinary Share Equivalents Share Options and Warrants - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income (loss) (in Dollars)	$ (4,210)	$ 5,762	$ (8,405)	$ 2,047
Denominator:
Basic weighted-average ordinary shares outstanding	11,454,512	11,369,031	11,453,845	11,329,516
Effect of dilutive shares		408,108		409,368
Diluted weighted average ordinary shares outstanding	11,454,512	11,777,139	11,453,845	11,738,884
Basic net income (loss) per share (in Dollars per share)	$ (0.37)	$ 0.51	$ (0.73)	$ 0.18
Diluted net income (loss) per share (in Dollars per share)	$ (0.37)	$ 0.49	$ (0.73)	$ 0.17